Derivative Instruments	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

NOTE 19	Derivative Instruments
In the ordinary course of business, the Company enters into derivative transactions to manage various risks and to accommodate the business requirements of its customers. The Company recognizes all derivatives on the Consolidated Balance Sheet at fair value in other assets or in other liabilities. On the date the Company enters into a derivative contract, the derivative is designated as either a fair value hedge, cash flow hedge, net investment hedge, or a designation is not made as it is a customer-related transaction, an economic hedge for asset/liability risk management purposes or another stand-alone derivative created through the Company’s operations (“free-standing derivative”). When a derivative is designated as a fair value, cash flow or net investment hedge, the Company performs an assessment, at inception and, at a minimum, quarterly thereafter, to determine the effectiveness of the derivative in offsetting changes in the value or cash flows of the hedged item(s).
Fair Value Hedges These derivatives are interest rate swaps the Company uses to hedge the change in fair value related to interest rate changes of its underlying available-for-sale investment securities and fixed-rate debt. Changes in the fair value of derivatives designated as fair value hedges, and changes in the fair value of the hedged items, are recorded in earnings.
Cash Flow Hedges These derivatives are interest rate swaps the Company uses to hedge the forecasted cash flows from its underlying variable-rate loans and debt. Changes in the fair value of derivatives designated as cash flow hedges are recorded in other comprehensive income (loss) until the cash flows of the hedged items are realized. If a derivative designated as a cash flow hedge is terminated or ceases to be highly effective, the gain or loss in other comprehensive income (loss) is amortized to earnings over the period the forecasted hedged transactions impact earnings. If a hedged forecasted transaction is no longer probable, hedge accounting is ceased and any gain or loss included in other comprehensive income (loss) is reported in earnings immediately, unless the forecasted transaction is at least reasonably possible of occurring, whereby the amounts remain within other comprehensive income (loss). At December 31, 2024, the Company had $553 million (net-of-tax) of realized and unrealized losses on derivatives classified as cash flow hedges recorded in other comprehensive income (loss), compared with $242 million (net-of-tax) of realized and unrealized losses at December 31, 2023. The estimated amount to be reclassified from other comprehensive income (loss) into earnings during the next 12 months is a loss of $222 million
(net-of-tax). All cash flow hedges were highly effective for the year ended December 31, 2024.
Net Investment Hedges The Company uses forward commitments to sell specified amounts of certain foreign currencies, and non-derivative debt instruments, to hedge the volatility of its net investment in foreign operations driven by fluctuations in foreign currency exchange rates. The carrying amount of non-derivative debt instruments designated as net investment hedges was $1.3 billion at December 31, 2024 and December 31, 2023.
Other Derivative Positions The Company enters into free-standing derivatives to mitigate interest rate risk and for other risk management purposes. These derivatives include forward commitments to sell TBAs and other commitments to sell residential mortgage loans, which are used to economically hedge the interest rate risk related to MLHFS and unfunded mortgage loan commitments. The Company also enters into interest rate swaps, swaptions, forward commitments to buy TBAs, U.S. Treasury and Eurodollar futures and options on U.S. Treasury futures to economically hedge the change in the fair value of the Company’s MSRs. The Company enters into foreign currency forwards to economically hedge remeasurement gains and losses the Company recognizes on foreign currency denominated assets and liabilities. The Company also enters into interest rate swaps as economic hedges of fair value option elected deposits and long-term debt. In addition, the Company acts as a seller and buyer of interest rate, foreign exchange and commodity contracts for its customers. The Company mitigates the market, funding and liquidity risk associated with these customer derivatives by entering into similar offsetting positions with broker-dealers, or on a portfolio basis by entering into other derivative or non-derivative financial instruments that partially or fully offset the exposure to earnings from these customer-related positions. The Company’s customer derivatives and related hedges are monitored and reviewed by the Company’s Market Risk Committee, which establishes policies for market risk management, including exposure limits for each portfolio. The Company also has derivative contracts that are created through its operations, including certain unfunded mortgage loan commitments and swap agreements related to the sale of a portion of its Class B common and preferred shares of Visa Inc. Refer to Note 22 for further information on these swap agreements. The Company uses credit derivatives to economically hedge the credit risk on its derivative positions and loan portfolios.
The following table summarizes the asset and liability management derivative positions of the Company at December 31:

	2024			2023
	Notional Value	Fair Value		Notional Value	Fair Value
(Dollars in Millions)		Assets	Liabilities		Assets	Liabilities
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$10,600	$—	$—	$12,100	$—	$16
Pay fixed/receive floating swaps	29,739	—	—	24,139	—	—
Cash flow hedges
Interest rate contracts
Receive fixed/pay floating swaps	28,550	—	—	18,400	—	—
Net investment hedges
Foreign exchange forward contracts	870	7	—	854	—	10
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	5,436	8	30	5,006	29	5
Sell	2,711	10	1	4,501	7	34
Options
Purchased	7,810	186	—	6,085	237	—
Written	1,991	8	47	3,696	14	75
Receive fixed/pay floating swaps	9,977	45	23	7,029	9	3
Pay fixed/receive floating swaps	2,371	—	—	3,801	—	—
Foreign exchange forward contracts	702	4	4	734	2	5
Equity contracts	293	—	9	227	2	—
Credit contracts	3,558	—	29	2,620	1	—
Other (a)	1,084	7	78	2,136	11	93
Total	$105,692	$275	$221	$91,328	$312	$241
(a)Includes derivative liability swap agreements related to the sale of a portion of the Company’s Class B common and preferred shares of Visa Inc. The Visa swap agreements had a total notional value and fair value of $1.0 billion and $78 million at December 31, 2024, respectively, compared to $2.0 billion and $91 million at December 31, 2023, respectively. In addition, includes short-term underwriting purchase and sale commitments with total notional value of $28 million at December 31, 2023.
The following table summarizes the customer-related derivative positions of the Company at December 31:

	2024			2023
	Notional Value	Fair Value		Notional Value	Fair Value
(Dollars in Millions)		Assets	Liabilities		Assets	Liabilities
Interest rate contracts
Receive fixed/pay floating swaps	$413,841	$462	$4,485	$363,375	$791	$4,395
Pay fixed/receive floating swaps	363,837	2,342	153	330,539	1,817	280
Other(a)	72,503	17	34	82,209	17	51
Options
Purchased	96,238	414	2	102,423	1,026	18
Written	90,572	12	574	97,690	20	1,087
Foreign exchange rate contracts
Forwards, spots and swaps	113,718	2,441	2,232	121,119	2,252	1,942
Options
Purchased	497	14	—	1,532	28	—
Written	497	—	14	1,532	—	28
Commodity contracts
Swaps	8,224	199	180	2,498	116	110
Options
Purchased	3,921	233	2	1,936	151	—
Written	3,921	3	233	1,936	—	151
Futures
Buy	1	—	—	—	—	—
Sell	166	25	27	—	—	—
Credit contracts	13,670	—	3	13,053	1	6
Total	$1,181,606	$6,162	$7,939	$1,119,842	$6,219	$8,068
(a)Primarily represents floating rate interest rate swaps that pay based on differentials between specified interest rate indexes.
The table below shows the effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (loss) into earnings (net-of-tax) for the years ended December 31:

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2024	2023	2022	2024	2023	2022
Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts	$(503)	$(187)	$(56)	$(192)	$(59)	$(27)
Net investment hedges
Foreign exchange forward contracts	121	(11)	42	—	—	—
Non-derivative debt instruments	85	(33)	59	—	—	—
Note: The Company does not exclude components from effectiveness testing for cash flow and net investment hedges.
The table below shows the effect of fair value and cash flow hedge accounting on the Consolidated Statement of Income for the years ended December 31:

	Interest Income			Interest Expense
(Dollars in Millions)	2024	2023	2022	2024	2023	2022
Total amount of income and expense line items presented in the Consolidated Statement of Income in which the effects of fair value or cash flow hedges are recorded	$31,666	$30,007	$17,945	$15,377	$12,611	$3,217
Asset and Liability Management Positions
Fair value hedges
Interest rate contract derivatives	508	(430)	138	95	(458)	482
Hedged items	(508)	427	(139)	(98)	461	(486)
Cash flow hedges
Interest rate contract derivatives	(230)	(52)	—	28	28	—
Note: The Company does not exclude components from effectiveness testing for fair value and cash flow hedges. The Company reclassified losses of $28 million, $28 million and $36 million into earnings during the years ended December 31, 2024, 2023 and 2022, respectively, as a result of realized cash flows on discontinued cash flow hedges. No amounts were reclassified into earnings on discontinued cash flow hedges because it is probable the original hedged forecasted cash flows will not occur.
The table below shows cumulative hedging adjustments and the carrying amount of assets and liabilities currently designated in fair value hedges at December 31:

	Carrying Amount of the Hedged Assets and Liabilities		Cumulative Hedging Adjustment
(Dollars in Millions)	2024	2023	2024	2023
Line Item in the Consolidated Balance Sheet
Available-for-sale investment securities(a)	$29,005	$23,924	$(464)	$(93)
Long-term debt	10,632	12,034	39	(32)
Note: The table above excludes the cumulative hedging adjustment related to discontinued hedging relationships on available-for-sale investment securities and long-term debt of $(72) million and $(149) million, respectively, at December 31, 2024, compared with $(18) million and $(116) million at December 31, 2023, respectively. The carrying amount of available-for-sale investment securities and long-term debt related to discontinued hedging relationships was $6.8 billion and $14.9 billion, respectively, at December 31, 2024, compared with $830 million and $7.2 billion at December 31, 2023, respectively.
(a)Includes amounts related to available-for-sale investment securities currently designated as the hedged item in a fair value hedge using the portfolio layer method. At December 31, 2024, the amortized cost of the closed portfolios used in these hedging relationships was $17.5 billion, of which $11.6 billion was designated as hedged. At December 31, 2024, the cumulative amount of basis adjustments associated with these hedging relationships was $13 million. At December 31, 2023, the amortized cost of the closed portfolios used in these hedging relationships was $15.6 billion, of which $9.6 billion was designated as hedged. At December 31, 2023, the cumulative amount of basis adjustments associated with these hedging relationships was $335 million.
The table below shows the gains (losses) recognized in earnings for other economic hedges and the customer-related positions for the years ended December 31:

(Dollars in Millions)	Location of Gains (Losses) Recognized in Earnings	2024	2023	2022
Asset and Liability Management Positions
Other economic hedges
Interest rate contracts
Futures and forwards	Mortgage banking revenue	$5	$71	$407
Purchased and written options	Mortgage banking revenue	195	89	1
Swaps	Mortgage banking revenue/Other noninterest income/Interest expense	(201)	(19)	(1,010)
Foreign exchange forward contracts	Other noninterest income	23	(7)	(1)
Equity contracts	Compensation expense	(4)	(8)	(8)
Credit contracts	Commercial products revenue	(21)	—	—
Other	Other noninterest income	(147)	1	(181)
Customer-Related Positions
Interest rate contracts
Swaps	Commercial products revenue	280	185	98
Purchased and written options	Commercial products revenue	(58)	45	20
Futures	Commercial products revenue	—	(1)	30
Foreign exchange rate contracts
Forwards, spots and swaps	Commercial products revenue	215	195	100
Purchased and written options	Commercial products revenue	—	1	1
Commodity contracts
Swaps	Commercial products revenue	16	6	—
Purchased and written options	Commercial products revenue	6	—	—
Credit contracts	Commercial products revenue	(3)	1	20
Derivatives are subject to credit risk associated with counterparties to the derivative contracts. The Company measures that credit risk using a credit valuation adjustment and includes it within the fair value of the derivative. The Company manages counterparty credit risk through diversification of its derivative positions among various counterparties, by entering into derivative positions that are centrally cleared through clearinghouses, by entering into master netting arrangements and, where possible, by requiring collateral arrangements. A master netting arrangement allows two counterparties, who have multiple derivative contracts with each other, the ability to net settle amounts under all contracts, including any related collateral, through a single payment and in a single currency. Collateral arrangements generally require the counterparty to deliver collateral (typically cash or U.S. Treasury and agency securities) equal to the Company’s net derivative receivable, subject to minimum transfer and credit rating requirements.

The Company’s collateral arrangements are predominately bilateral and, therefore, contain provisions that require collateralization of the Company’s net liability derivative positions. Required collateral coverage is based on net liability thresholds and may be contingent upon the Company’s credit rating from two of the nationally recognized statistical rating organizations. If the Company’s credit rating were to fall below credit ratings thresholds established in the collateral arrangements, the counterparties to the derivatives could request immediate additional collateral coverage up to and including full collateral coverage for derivatives in a net liability position. The aggregate fair value of all derivatives under collateral arrangements that were in a net liability position at December 31, 2024, was $2.3 billion. At December 31, 2024, the Company had $1.9 billion of cash posted as collateral against this net liability position.